JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 3.6%
General Dynamics Corp.	2,500	852,418
RTX Corp.	4,527	757,527
		1,609,945
Banks — 8.3%
Bank of America Corp.	25,884	1,335,352
Citigroup, Inc.	4,347	441,262
PNC Financial Services Group, Inc. (The)	1,709	343,315
Wells Fargo & Co.	18,589	1,558,178
		3,678,107
Beverages — 1.7%
Coca-Cola Co. (The)	6,805	451,298
PepsiCo, Inc.	2,262	317,683
		768,981
Biotechnology — 1.4%
AbbVie, Inc.	2,661	616,079
Capital Markets — 10.2%
Ares Management Corp.	2,441	390,211
Bank of New York Mellon Corp. (The)	6,691	729,035
Blackrock, Inc.	291	339,400
Blackstone, Inc.	2,615	446,739
Charles Schwab Corp. (The)	9,418	899,100
CME Group, Inc.	1,172	316,771
Goldman Sachs Group, Inc. (The)	824	656,262
Morgan Stanley	4,726	751,283
		4,528,801
Chemicals — 1.9%
Air Products and Chemicals, Inc.	3,035	827,578
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	920	211,019
Consumer Finance — 3.6%
American Express Co.	2,306	765,743
Capital One Financial Corp.	3,881	825,072
		1,590,815
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	5,702	587,662
Containers & Packaging — 0.5%
Packaging Corp. of America	1,117	243,381
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	7,582	333,237
Electric Utilities — 2.2%
NextEra Energy, Inc.	6,493	490,177
Xcel Energy, Inc.	5,788	466,755
		956,932

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 2.0%
Eaton Corp. plc	2,353	880,475
Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	6,996	573,907
Financial Services — 0.9%
Fidelity National Information Services, Inc.	5,854	386,046
Food Products — 1.0%
Mondelez International, Inc., Class A	6,762	422,393
Ground Transportation — 3.4%
Norfolk Southern Corp.	2,461	739,421
Union Pacific Corp.	3,222	761,583
		1,501,004
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	3,843	514,736
Becton Dickinson & Co.	1,822	341,095
Medtronic plc	3,718	354,053
		1,209,884
Health Care Providers & Services — 4.9%
Cencora, Inc.	918	286,949
Cigna Group (The)	1,739	501,343
CVS Health Corp.	8,777	661,677
Quest Diagnostics, Inc.	1,293	246,369
UnitedHealth Group, Inc.	1,401	483,720
		2,180,058
Health Care REITs — 0.9%
Ventas, Inc.	5,657	395,934
Hotels, Restaurants & Leisure — 2.3%
McDonald's Corp.	2,457	746,765
Yum! Brands, Inc.	1,868	283,942
		1,030,707
Household Products — 1.4%
Procter & Gamble Co. (The)	3,914	601,432
Industrial Conglomerates — 1.5%
3M Co.	3,285	509,679
Honeywell International, Inc.	667	140,449
		650,128
Industrial REITs — 0.7%
Prologis, Inc.	2,885	330,358
Insurance — 3.6%
Arthur J Gallagher & Co.	1,708	529,117
Chubb Ltd.	839	236,699

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	2,185	539,607
Travelers Cos., Inc. (The)	968	270,251
		1,575,674
IT Services — 0.8%
Accenture plc, Class A (Ireland)	529	130,394
International Business Machines Corp.	745	210,193
		340,587
Machinery — 3.9%
Deere & Co.	1,674	765,513
Dover Corp.	3,514	586,316
Parker-Hannifin Corp.	521	394,654
		1,746,483
Media — 1.0%
Comcast Corp., Class A	13,939	437,979
Multi-Utilities — 2.6%
CMS Energy Corp.	4,492	329,077
Dominion Energy, Inc.	9,000	550,517
Public Service Enterprise Group, Inc.	3,096	258,452
		1,138,046
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	5,489	852,411
ConocoPhillips	9,507	899,309
EOG Resources, Inc.	5,226	585,908
		2,337,628
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	10,088	454,983
Eli Lilly & Co.	319	243,401
Johnson & Johnson	4,463	827,489
Merck & Co., Inc.	5,271	442,422
		1,968,295
Residential REITs — 0.4%
AvalonBay Communities, Inc.	991	191,475
Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	2,845	699,053
Lam Research Corp.	1,939	259,693
NXP Semiconductors NV (Netherlands)	2,139	487,033
Texas Instruments, Inc.	3,306	607,317
		2,053,096
Software — 2.1%
Microsoft Corp.	1,751	907,123

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 1.0%
American Tower Corp.	1,162	223,421
Digital Realty Trust, Inc.	1,368	236,546
		459,967
Specialty Retail — 5.0%
Home Depot, Inc. (The)	1,744	706,506
Lowe's Cos., Inc.	3,272	822,380
TJX Cos., Inc. (The)	4,576	661,419
		2,190,305
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	368	93,782
Hewlett Packard Enterprise Co.	20,849	512,036
Seagate Technology Holdings plc	2,288	540,075
		1,145,893
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	4,276	298,184
Tobacco — 2.2%
Philip Morris International, Inc.	5,956	966,120
Total Common Stocks (Cost $25,904,301)		43,871,718
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b) (Cost $280,331)	280,248	280,360
Total Investments — 99.9% (Cost $26,184,632)		44,152,078
Other Assets in Excess of Liabilities — 0.1%		50,580
NET ASSETS — 100.0%		44,202,658

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,152,078	$—	$—	$44,152,078

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$76,341	$1,357,166	$1,153,166	$(2)	$21	$280,360	280,248	$1,927	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.